Fair Value Measurements of Financial Instruments - Additional Information (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Transfers of liabilities into Level 3 of the fair value hierarchy	$ 0	$ 0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0	$ 0
Percentage of conversion of financial instrument to equity	0.80
Carrying amount of financial liabilities	$ 1,658,000
Fair value of financial liabilities	954,000		$ 124,000
Principal amount payable at maturity	2,000,000
Level 3 Fair Value Hierarchy [Member]
Disclosure of fair value measurement of liabilities [line items]
Fair value of financial liabilities	$ 1,670,000
Credit-adjusted Discount Rate [Member]
Disclosure of fair value measurement of liabilities [line items]
Credit-adjusted discount rate	0.1549